Stock Options Outstanding and Exercisable (Detail) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Number of Options Outstanding	164,000	14,000	20,000	1,610,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	9 years 7 months 6 days	6 years 6 months
Stock Options Outstanding Weighted Average Exercise Price	$ 1.64	$ 2.61	$ 3.08	$ 0.68
Stock Options Exercisable Number of Options Exercisable	40,000	10,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	9 years	6 years 6 months
Stock Options Exercisable Weighted Average Exercise Price	$ 1.88	$ 2.86
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 1.45	$ 2.00
Stock Options Outstanding Number of Options Outstanding	50,000	10,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days	6 years 6 months
Stock Options Outstanding Weighted Average Exercise Price	$ 1.45	$ 2.00
Stock Options Exercisable Number of Options Exercisable	10,000	6,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days	6 years 6 months
Stock Options Exercisable Weighted Average Exercise Price	$ 1.45	$ 2.00
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 1.60	$ 4.15
Stock Options Outstanding Number of Options Outstanding	100,000	4,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days	6 years 6 months
Stock Options Outstanding Weighted Average Exercise Price	$ 1.60	$ 4.15
Stock Options Exercisable Number of Options Exercisable	20,000	4,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days	6 years 6 months
Stock Options Exercisable Weighted Average Exercise Price	$ 1.60	$ 4.15
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 2.00	$ 2.00
Excercise Prices		$ 4.15
Stock Options Outstanding Number of Options Outstanding	10,000	14,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	6 years 3 months 18 days	6 years 6 months
Stock Options Outstanding Weighted Average Exercise Price	$ 2.00	$ 2.61
Stock Options Exercisable Number of Options Exercisable	6,000	10,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	6 years 3 months 18 days	6 years 6 months
Stock Options Exercisable Weighted Average Exercise Price	$ 2.00	$ 2.86
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 4.15
Stock Options Outstanding Number of Options Outstanding	4,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	6 years 2 months 12 days
Stock Options Outstanding Weighted Average Exercise Price	$ 4.15
Stock Options Exercisable Number of Options Exercisable	4,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	6 years 2 months 12 days
Stock Options Exercisable Weighted Average Exercise Price	$ 4.15
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Excercise Prices	$ 1.45
Excercise Prices	$ 4.15
Stock Options Outstanding Number of Options Outstanding	164,000
Stock Options Outstanding Weighted Average Remaining Contractual Life (Years)	9 years 7 months 6 days
Stock Options Outstanding Weighted Average Exercise Price	$ 1.64
Stock Options Exercisable Number of Options Exercisable	40,000
Stock Options Exercisable Weighted Average Remaining Contractual Life (Years)	9 years
Stock Options Exercisable Weighted Average Exercise Price	$ 1.88